SCHEDULE OF SEGMENT REPOTING (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	$ 24,233,463	$ 19,390,579	$ 11,062,775
(Loss) income from operations		(3,165,637)	(10,140,756)	(17,366,729)
Corporate other income (loss), net		3,201,613	(692,687)	(22,580)
Corporate interest income		7,956	4,631	4,798
Corporate interest expense		(556,434)	(928,352)	(1,018,013)
(Loss) before income taxes		(512,502)	(11,757,164)	(18,402,524)
Income tax (expense) benefit		(69,869)	(5,321)	71,316
Net loss from continuing operations		(582,371)	(11,762,485)	(18,331,208)
Net (loss) income from discontinued operations		(6,499,276)	1,837,626
NET LOSS		(7,081,647)	(9,924,859)	(18,331,208)
Less: Loss (income) attributable to the non-controlling interest				636,433
NET LOSS ATTRIBUTABLE TO THE COMPANY		(7,081,647)	(9,924,859)	(17,694,775)	[2]
Non-cash compensation		23,100	3,137,000	744,000
Non-cash compensation			2,950,070	298,091
Depreciation and amortization		3,543,931	2,232,420	3,479,644
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		645,493	5,541,717	13,521,182
Inventory obsolescence provision		63,716	(82,255)	5,625
Total assets		29,208,815	47,155,491
Assets from discontinued operations		1,326,265	11,851,842
TIT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	235,128	636,743	377,499
(Loss) income from operations		(617,180)	570,220	(166,727)
Depreciation and amortization		44,678	13,173	19,783
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(43,741)	(658,035)	36,895
Inventory obsolescence provision				10,943
Total assets		254,579	6,462,162
CBT Segment [Member]
Segment Reporting Information [Line Items]
TOTAL REVENUE	[1]	23,998,335	18,753,836	10,685,276
(Loss) income from operations		(181,454)	(7,668,616)	(15,268,750)
Depreciation and amortization		3,499,253	2,219,247	3,459,861
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		689,234	6,192,425	13,484,287
Inventory obsolescence provision		63,716	(82,255)	(5,318)
Total assets		27,200,882	28,406,636
Corporate and Others [Member]
Segment Reporting Information [Line Items]
(Loss) income from operations	[3]	(2,367,003)	(3,042,360)	(1,931,252)
Non-cash compensation			2,950,070	298,091
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers			7,327
Total assets		$ 427,089	$ 434,851

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[3]	Includes non-cash compensation, professional fees and consultancy fees for the Company.